Document and Entity Information	Dec. 20, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001528396
Current Fiscal Year End Date	--07-31
Document Type	8-K
Document Period End Date	Dec. 20, 2022
Entity Registrant Name	Guidewire Software, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-35394
Entity Tax Identification Number	36-4468504
Entity Address, Address Line One	2850 S. Delaware St.
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	San Mateo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94403
City Area Code	(650)
Local Phone Number	357-9100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value
Trading Symbol	GWRE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false